Goodwill, Other Intangible Assets and Out-of-market Contracts - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Impairment of goodwill					$ 0	$ 221,314	$ 0
Amortization expense of intangible assets	$ 5,657	$ 5,608	$ 11,563	$ 14,961	29,991	36,577	$ 40,792
Impairment of intangible assets (excluding goodwill)						3,500
Power Purchase Agreements ("PPA"), Renewable Energy Credit ("REC") Contract and Out-of-market Contracts, Intangible Liabilities
Schedule Of Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Decrease in intangible asset					120,900
Decrease in accumulated amortization						45,300
Loss on contract termination		$ 6,100		$ 6,100	6,900
Independent Power Producer ("IPP") Segment
Schedule Of Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Impairment of goodwill					200,300
Investment Management
Schedule Of Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Impairment of goodwill					$ 21,000
Impairment of intangible assets (excluding goodwill)						$ 50,400